INCOME TAXES - accumulated non-capital losses for tax purposes (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Investment tax credit carryovers	$ 7,090	$ 5,789
Accumulated capital losses	$ 1,657	964
2025 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		47,994
2025 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		47,994
2024 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		27,084
2024 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		25,035
2023 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		29,182
2023 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		27,557
2022 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		24,043
2022 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		23,392
2021 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		19,469
2021 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		18,562
2020 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		10,836
2020 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		10,546
2019 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		5,381
2019 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		5,457
2018 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		4,137
2018 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		4,044
2017 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		2,526
2017 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		2,578
2016 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		1,544
2016 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		1,399
2015 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		873
2015 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		844
2014 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		662
2014 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		644
2013 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		747
2013 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		738
2012 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		765
2012 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		757
2011 | FEDERAL
INCOME TAXES
Accumulated non-capital losses		61
2011 | PROVINCIAL
INCOME TAXES
Accumulated non-capital losses		$ 59